Off Balance Sheet Commitments - Summary of Operating Sublease Expense Recognized in Profit or Loss (Detail) € in Thousands	Jun. 30, 2019 EUR (€)
Disclosure Of Operating Lease And Other Commitments [line items]
Total lease commitments	€ 574
United States [member]
Disclosure Of Operating Lease And Other Commitments [line items]
Total lease commitments	574
Less than one year [member]
Disclosure Of Operating Lease And Other Commitments [line items]
Total lease commitments	143
Less than one year [member] | United States [member]
Disclosure Of Operating Lease And Other Commitments [line items]
Total lease commitments	143
One to five years [member]
Disclosure Of Operating Lease And Other Commitments [line items]
Total lease commitments	431
One to five years [member] | United States [member]
Disclosure Of Operating Lease And Other Commitments [line items]
Total lease commitments	€ 431